Lease Agreements (Details) - Schedule of operating lease maturities	Jun. 30, 2022 USD ($)
Schedule Of Operating Lease Maturities Abstract
2023	$ 80,096
2024	76,229
2025	23,187
Total operating lease payments	$ 179,512